UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549 Form

                                    Form 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  September  30,  2007

Check  here  if  Amendment  [ ];  Amendment  Number:

This  Amendment  (Check  only  one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada Europe Limited

Name:

Royal  Bank  of  Canada  Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United  Kingdom

Form  13F  File  Number:  028-11619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name: Mr. Charles McManus
Title: Chief Financial Officer
Phone: 44 020 7653 4821


Signature,  Place,  and  Date  of  Signing:


/s/ Mr.  C.  McManus        London, United Kingdom              October 31, 2007
-----------------------   ----------------------------         -----------------
    [Signature]                [City,State]                           [Date]


Report  Type  13F  Holdings  Report

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form  13F  File  Number                   Name

28-  -----------------------------  ------------------------------


FORM  13F  SUMMARY  PAGE

Report  Summary:

Number  of  Other  Included Managers:                       1
                                     -----------------------------------
Form  13F  Information  Table  Entry  Total:                3
                                            ---------------------------

Form  13F  Information  Table  Value  Total:  US  $  5,010  (thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    1.  Royal  Bank  of  Canada,  Form  13f  file  number  028-11396

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
ADVANCE MICRO DEVICES INC      COM              007903107      657   50000 SH       DEFINED 1        50000      0    0
ALCOA INC                      COM              013817101     2945   75000 SH       DEFINED 1        75000      0    0
DAIMLERCHRYSLER                ORD              D1668R123     1408    8000 SH       DEFINED 1         8000      0    0